UNINCORPOATED ARRANGEMENT SMM FUNDING ARRANGEMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sumitomo Metal Mining Co Ltd
Disclosure of associates [line items]
Increased ownership interest in joint venture	9.70%
Transferred ownership interest	9.70%
Unincorporated Joint Venture
Disclosure of associates [line items]
Proportion of voting rights held in joint venture	70.00%
Unincorporated Joint Venture | Côté Gold [Member]
Disclosure of associates [line items]
Proportion of voting rights held in joint venture	70.00%	70.00%
Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd
Disclosure of associates [line items]
Contributions in relation to joint ventures	$ 250.0
Incremental funding due to increased ownership	$ 77.1